Investment Securities (Investment Securities Classified As Current And Long-Term) (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Available For Sale Securities Amortized Cost	$ 8,175,981	$ 7,425,744
Available For Sale Securities Gross Unrealized Gains	258,465	149,757
Available For Sale Securities Gross Unrealized Losses	(62,007)	(78,351)
Available For Sale Securities Fair Value	8,372,439	7,497,150
Debt Securities [Member] | US Treasury And Government [Member] | US Treasury And Agency Obligations [Member]
Available For Sale Securities Amortized Cost	697,816	1,005,203
Available For Sale Securities Gross Unrealized Gains	14,412	6,683
Available For Sale Securities Gross Unrealized Losses	(615)	(2,534)
Available For Sale Securities Fair Value	711,613	1,009,352
Debt Securities [Member] | US Treasury And Government [Member] | Mortgage-Backed Securities [Member]
Available For Sale Securities Amortized Cost	1,614,569	1,675,667
Available For Sale Securities Gross Unrealized Gains	49,783	24,324
Available For Sale Securities Gross Unrealized Losses	(1,173)	(11,328)
Available For Sale Securities Fair Value	1,663,179	1,688,663
Debt Securities [Member] | Tax-Exempt Municipal Securities [Member]
Available For Sale Securities Amortized Cost	2,439,659	2,195,077
Available For Sale Securities Gross Unrealized Gains	37,294	52,381
Available For Sale Securities Gross Unrealized Losses	(43,619)	(23,417)
Available For Sale Securities Fair Value	2,433,334	2,224,041
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Available For Sale Securities Amortized Cost	58,017	106,191
Available For Sale Securities Gross Unrealized Gains	545	220
Available For Sale Securities Gross Unrealized Losses	(2,675)	(10,999)
Available For Sale Securities Fair Value	55,887	95,412
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Available For Sale Securities Amortized Cost	306,291	285,014
Available For Sale Securities Gross Unrealized Gains	14,911	3,252
Available For Sale Securities Gross Unrealized Losses	(171)	(8,640)
Available For Sale Securities Fair Value	321,031	279,626
Debt Securities [Member] | Asset-Backed Securities [Member]
Available For Sale Securities Amortized Cost	148,068	106,471
Available For Sale Securities Gross Unrealized Gains	1,727	824
Available For Sale Securities Gross Unrealized Losses	(44)	(107)
Available For Sale Securities Fair Value	149,751	107,188
Debt Securities [Member] | Corporate Debt Securities [Member]
Available For Sale Securities Amortized Cost	2,906,228	2,043,721
Available For Sale Securities Gross Unrealized Gains	139,793	57,173
Available For Sale Securities Gross Unrealized Losses	(13,710)	(21,326)
Available For Sale Securities Fair Value	3,032,311	2,079,568
Debt Securities [Member] | Redeemable Preferred Stock [Member]
Available For Sale Securities Amortized Cost	5,333	8,400
Available For Sale Securities Gross Unrealized Gains	0	4,900
Available For Sale Securities Gross Unrealized Losses	0	0
Available For Sale Securities Fair Value	$ 5,333	$ 13,300